THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

SUPPLEMENT TO THE PROSPECTUS (MAY 1, 2016)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

EXECUTIVE VARIABLE UNIVERSAL LIFE

Unless otherwise noted below, effective as of the first business day in 2017 this Supplement amends certain information contained in the Prospectus referenced above.

The following row in the Transaction Fees table in the “Fee and Expense Tables” section of the Prospectus is replaced as follows:

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Federal Deferred Acquisition Cost Charge[1]	Upon each Premium Payment

For Policies with a Policy Date after December 31, 2016 or Policies with a Policy Date prior to January 1, 2017 that have passed their 2017 Policy Anniversary:

0.85% of Premium Payments.

For Policies with a Policy Date prior to January 1, 2017 that have not passed their 2017 Policy Anniversary:

1.00% of Premium Payments paid prior to the Policy Anniversary in 2017; 0.85% of subsequent Premium Payments.

No maximum-Charges may increase to reflect actual costs

The “Periodic Charges (Other than Portfolio Operating Expenses)” section of the Prospectus is hereby replaced in its entirety with the following:

Periodic Charges (Other than Portfolio Operating Expenses)1

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. Table 1 describes your Policy’s current periodic fees and expenses if your Policy has a Policy Date after December 31, 2016, or if your Policy has a Policy Date prior to January 1, 2017 and your 2017 Policy Anniversary has already passed. Table 2 describes your Policy’s current periodic fees and expenses if your Policy has a Policy Date prior to January 1, 2017 and your 2017 Policy Anniversary has not yet passed. Your Policy’s current periodic fees and expenses will be reflected in Table 1 once you pass your Policy Anniversary in 2017. Your Policy’s guaranteed maximum periodic fees and expenses are the same in both Table 1 and Table 2.

Table 1

Periodic Charges (Other than Portfolio Operating Expenses) [1]

Applicable to Policies with a Policy Date after December 31, 2016 or Policies with a Policy Date prior to January 1, 2017 that have passed their 2017 Policy Anniversary

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Maximum Charge[3]		$83 (monthly) per $1,000 of net amount at risk	Same as current charge

Minimum Charge[4]

For Policies with a Policy Date after December 31, 2016:

$0.02 (monthly) per $1,000 of net amount at risk

For Policies with a Policy Date prior to January 1, 2017:

$0.01 (monthly) per $1,000 of net amount at risk

$0.04 (monthly) per $1,000 of net amount at risk
Charge for Insured Issue Age 45, Guaranteed Issue Non Tobacco underwriting classification[5]

For Policies with a Policy Date after December 31, 2016:

$0.03 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]

For Policies with a Policy Date prior to January 1, 2017:

$0.05 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]

$0.18 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]
Mortality and Expense Risk Charge[6]	Monthly, on each Monthly Processing Date	0.00% annually (0.00000% monthly rate) of Invested Assets for all Policy Years	All Policy Years 0.60% annually (0.05% monthly rate) of Invested Assets
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[7]		$26 (monthly)	$44 (monthly)
Minimum Charge[8]		$8 (monthly)	$13 (monthly)
Charge for Insured Issue Age 45, Guaranteed Issue underwriting classification		$8 (monthly)	$13 (monthly)
Deferred Sales Charge[9]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[10]		1.1125% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10	Same as current charge
Minimum Charge[11]		0.5708% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10	Same as current charge
Charge for Insured Issue Age 45, Guaranteed Issue Non Tobacco underwriting classification		0.7375% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10	Same as current charge
Death Benefit Guarantee Charge	Monthly, on each Monthly Processing Date the Death Benefit Guarantee is in force	$0.01 (monthly) per $1,000 of Guaranteed Minimum Death Benefit	$0.02 (monthly) per $1,000 of Guaranteed Minimum Death Benefit

Policy Debt Expense Charge[12]	Monthly, on each Monthly Processing Date when there is Policy Debt

When the Insured is Attained Age 99 and below:

For Policy Dates 1/1/2016 and later:

0.70% annually (0.05833% monthly rate) of Policy Debt for Policy Years 1-10

0.60% annually (0.05% monthly rate) of Policy Debt for Policy Years 11-20

0.20% annually (0.01667% monthly rate) of Policy Debt for Policy Years 21 and above

For Policy Dates prior to 1/1/2016:

0.45% annually (0.0375% monthly rate) of Policy Debt for Policy Years 1-10

0.35% annually (0.02917% monthly rate) of Policy Debt for Policy Years 11 and above

When the Insured is Attained Age 100 and above:

0.00% annually of Policy Debt

All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt
Underwriting and Issue Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[13]		$0.03 (monthly) per $1,000 of Initial Specified Amount	Same as current charge
Minimum Charge[14]		$0.004 (monthly) per $1,000 of Initial Specified Amount	Same as current charge
Charge for Insured Issue Age 45, Guaranteed Issue underwriting classification		$0.004 (monthly) per $1,000 of Initial Specified Amount	Same as current charge
Payment of Selected Monthly Premium Upon Total Disability Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.04 (monthly) per $1.00 of Selected Monthly Premium, or $0.06 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.15 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[17]		$0.002 (monthly) per $1.00 of Selected Monthly Premium	$0.007 (monthly) per $1.00 of Selected Monthly Premium
Charge for Insured Attained Age 45, Guaranteed Issue underwriting classification[18]		$0.008 (monthly) per $1.00 of Selected Monthly Premium	$0.03 (monthly) per $1.00 of Selected Monthly Premium
Payment of Specified Monthly Charges Upon Total Disability Benefit Charge[19]	Monthly, on each Monthly Processing Date
Maximum Charge[20]		$0.06 (monthly) per $1.00 of Specified Monthly Charges	$0.15 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[21]		$0.002 (monthly) per $1.00 of Specified Monthly Charges	$0.006 (monthly) per $1.00 of Specified Monthly Charges
Charge for Insured Attained Age 45, Guaranteed Issue underwriting classification		$0.01 (monthly) per $1.00 of Specified Monthly Charges	$0.03 (monthly) per $1.00 of Specified Monthly Charges

[1]

The charges described in this table may vary based upon one or more characteristics of the Policy, such as factors including but not limited to: Insured underwriting classification, Issue Age, sex, underwriting amount, Specified Amount, Target Premium, Policy Debt, and Policy Year (see “Charges and Deductions—Monthly Policy Charges and Service Charges” for more details regarding each charge). Therefore, the charges shown in the table may not be representative of the charges a particular Owner may pay. Policy Debt Expense, Cost of Insurance and Mortality and Expense

Risk charges are lower if the Policy is issued without the Surrender of Policy Endorsement. (See “Surrender and Withdrawals—Surrender of Policy Endorsement”). The vast majority of policies are issued with the Surrender of Policy Endorsement. Your Policy schedule pages will indicate the guaranteed maximum charge for each periodic charge under your Policy. In addition, where appropriate, all charges in the table expressed in dollars have been rounded to the nearest dollar and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary. More detailed information, including personalized illustrations, is available from your Financial Representative. Unless otherwise noted, the charges in the table represent the monthly rate.
[2]	The Cost of Insurance Charge will vary based on factors including but not limited to the Insured’s Issue Age, sex, underwriting classification, underwriting amount, Policy Date and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the charges a particular Owner may pay. The net amount at risk is the difference between the Death Benefit and the Policy Value.
[3]	The maximum Cost of Insurance Charge assumes that the Insured has the following characteristic: Attained Age 120. The maximum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.
[4]	The minimum current Cost of Insurance Charge assumes that the Policy was issued with the Surrender of Policy Endorsement, is in the first Policy Year, and that the Insured has the following characteristics: For Policies with a Policy Date after December 31, 2016: Female, Issue Age 27, Premier Non-Tobacco underwriting classification. For Policies with a Policy Date prior to January 1, 2017: Female, Issue Age 28, Premier Non-Tobacco underwriting classification. The minimum guaranteed maximum Cost of Insurance Charge assumes that the Policy was issued with the Surrender of Policy Endorsement, is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Age 18, Premier Non-Tobacco underwriting classification. The minimum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics. The minimum Cost of Insurance Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement. The vast majority of Policies are issued with the Surrender of Policy Endorsement.
[5]	The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions”). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. Generally, the cost of insurance rate will increase each Policy Year.
[6]	For Policies issued without the Surrender of Policy Endorsement, the current Monthly Mortality and Expense Risk Charge is also 0.00% for all Policy Years. The vast majority of Policies are issued with the Surrender of Policy Endorsement.
[7]	The maximum Administrative Charge assumes that the Insured has the following characteristics: Issue Age 75, substandard underwriting classification.
[8]	The minimum Administrative Charge assumes that the Insured has the following characteristics: Issue Age 55, Guaranteed Issue underwriting classification.
[9]	Because this charge is based on cumulative premiums paid at any point during the first Policy Year, this charge will vary depending on the amount and timing of your premium payments during the first Policy Year.
[10]	The maximum Deferred Sales Charge assumes that the Insured has the following characteristics: Issue Age 25, Guaranteed Issue Tobacco underwriting classification.
[11]	The minimum Deferred Sales Charge assumes that the Insured has the following characteristics: Issue Age 75, Premier or Preferred Non-Tobacco underwriting classification.
[12]	This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets. The current Policy Debt Expense Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement. The vast majority of Policies are issued with the Surrender of Policy Endorsement.
[13]	The maximum Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 18, substandard underwriting classification.
[14]	The minimum Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 65, Guaranteed Issue underwriting classification.
[15]	The charges for the Payment of Selected Monthly Premium Upon Total Disability will vary based on the Insured’s Attained Age, underwriting classification, and “Selected Monthly Premium,” and may increase from year to year. Selected Monthly Premium is an amount the Owner selects subject to a maximum permitted amount. The charges shown in the table may not be representative of the charges a particular Owner may pay. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard rate. If selected, the Selected Monthly Premium Benefit provides, during the total disability of the Insured, for the payment of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the payment of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Optional Benefits” for more information about this benefit.) The monthly charge for this benefit is the greater of the selected monthly premium rate times the Selected Monthly Premium or the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.
[16]	The maximum Payment of Selected Monthly Premium Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Age 59, standard underwriting classification.
[17]	The minimum Payment of Selected Monthly Premium Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Ages 18-26, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.
[18]	This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.
[19]	The charges for the Payment of Specified Monthly Charges Upon Total Disability will vary based on the Insured’s Attained Age, underwriting classification, and “Specified Monthly Charges,” and may increase from year to year. Specified Monthly Charges are the Monthly Policy Charges (excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). The charges shown in the table may not be representative of the charges a particular Owner may pay. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard rate. If selected, the Specified Monthly Charges Benefit provides for the payment of Specified Monthly Charges that come due during the total disability of the Insured. (See “Optional Benefits” for more information about this benefit.) The monthly charge for this benefit is the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.
[20]	The maximum Payment of Specified Monthly Charges Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Age 59, standard underwriting classification.
[21]	The minimum Payment of Specified Monthly Charges Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Ages 18-21, standard underwriting classification.

Table 2 below describes the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. The following table describes your Policy’s current periodic fees and expenses if your Policy has a Policy Date prior to January 1, 2017 and your 2017 Policy Anniversary has not yet passed. Your Policy’s current periodic fees and expenses will be reflected in Table 1 once you pass your Policy Anniversary in 2017. If your Policy has a Policy Date after December 31, 2016 or your Policy has a Policy Date prior to January 1, 2017 and your 2017 Policy Anniversary has already passed, please see Table 1 above for a description of your Policy’s periodic fees and expenses. Your Policy’s guaranteed maximum periodic fees and expenses are the same in both Table 1 and Table 2.

Table 2 Periodic Charges (Other than Portfolio Operating Expenses) 1 Applicable to Policies with a Policy Date prior to January 1, 2017 that have not passed their 2017 Policy Anniversary
Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Maximum Charge[3]		$83 (monthly) per $1,000 of net amount at risk	Same as current charge
Minimum Charge[4]		$0.01 (monthly) per $1,000 of net amount at risk	$0.04 (monthly) per $1,000 of net amount at risk
Charge for Insured Issue Age 45, Guaranteed Issue Non Tobacco underwriting classification[5]		$0.05 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)5	$0.18 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]
Mortality and Expense Risk Charge[6]	Monthly, on each Monthly Processing Date	0.10% annually (0.00833% monthly rate) of Invested Assets for Policy Years 1-10 0.00% annually (0.00000% monthly rate) of Invested Assets for Policy Years 11 and above	All Policy Years 0.60% annually (0.05% monthly rate) of Invested Assets
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[7]		$25 (monthly)	$44 (monthly)
Minimum Charge[8]		$7 (monthly)	$13 (monthly)
Charge for Insured Issue Age 45, Guaranteed Issue underwriting classification		$7 (monthly)	$13 (monthly)
Deferred Sales Charge[9]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[10]		1.1125% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10	Same as current charge
Minimum Charge[11]		0.5708% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10	Same as current charge
Charge for Insured Issue Age 45, Guaranteed Issue Non Tobacco underwriting classification		0.7375% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10	Same as current charge
Death Benefit Guarantee Charge	Monthly, on each Monthly Processing Date the Death Benefit Guarantee is in force	0.01 (monthly) per $1,000 of Guaranteed Minimum Death Benefit	$0.02 (monthly) per $1,000 of Guaranteed Minimum Death Benefit

Policy Debt Expense Charge[12]	Monthly, on each Monthly Processing Date when there is Policy Debt

When the Insured is Attained Age 99 and below:

For Policy Dates 1/1/2016 and later:

0.70% annually (0.05833% monthly rate) of Policy Debt for Policy Years 1-10

0.60% annually (0.05% monthly rate) of Policy Debt for Policy Years 11-20

0.20% annually (0.01667% monthly rate) of Policy Debt for Policy Years 21 and above

For Policy Dates prior to 1/1/2016:

0.45% annually (0.0375% monthly rate) of Policy Debt for Policy Years 1-10

0.35% annually (0.02917% monthly rate) of Policy Debt for Policy Years 11 and above

When the Insured is Attained Age 100 and above:

0.00% annually of Policy Debt

All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt
Underwriting and Issue Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[13]		$0.03 (monthly) per $1,000 of Initial Specified Amount	Same as current charge
Minimum Charge[14]		$0.004 (monthly) per $1,000 of Initial Specified Amount	Same as current charge
Charge for Insured Issue Age 45, Guaranteed Issue underwriting classification		$0.004 (monthly) per $1,000 of Initial Specified Amount	Same as current charge
Payment of Selected Monthly Premium Upon Total Disability Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.04 (monthly) per $1.00 of Selected Monthly Premium, or $0.06 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.15 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[17]		$0.002 (monthly) per $1.00 of Selected Monthly Premium	$0.007 (monthly) per $1.00 of Selected Monthly Premium
Charge for Insured Attained Age 45, Guaranteed Issue underwriting classification[18]		$0.008 (monthly) per $1.00 of Selected Monthly Premium	$0.03 (monthly) per $1.00 of Selected Monthly Premium
Payment of Specified Monthly Charges Upon Total Disability Benefit Charge[19]	Monthly, on each Monthly Processing Date
Maximum Charge[20]		$0.06 (monthly) per $1.00 of Specified Monthly Charges	$0.15 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[21]		$0.002 (monthly) per $1.00 of Specified Monthly Charges	$0.006 (monthly) per $1.00 of Specified Monthly Charges

Charge for Insured Attained Age 45, Guaranteed Issue underwriting classification	$0.01 (monthly) per $1.00 of Specified Monthly Charges	$0.03 (monthly) per $1.00 of Specified Monthly Charges

[1]	The charges described in this table may vary based upon one or more characteristics of the Policy, such as factors including but not limited to: Insured underwriting classification, Issue Age, sex, underwriting amount, Specified Amount, Target Premium, Policy Debt, and Policy Year (see “Charges and Deductions—Monthly Policy Charges and Service Charges” for more details regarding each charge). Therefore, the charges shown in the table may not be representative of the charges a particular Owner may pay. Policy Debt Expense, Cost of Insurance and Mortality and Expense Risk charges are lower if the Policy is issued without the Surrender of Policy Endorsement. (See “Surrender and Withdrawals—Surrender of Policy Endorsement”). The vast majority of Policies are issued with the Surrender of Policy Endorsement. Your Policy schedule pages will indicate the guaranteed maximum charge for each periodic charge under your Policy. In addition, where appropriate, all charges in the table expressed in dollars have been rounded to the nearest dollar and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary. More detailed information, including personalized illustrations, is available from your Financial Representative. Unless otherwise noted, the charges in the table represent the monthly rate.
[2]	The Cost of Insurance Charge will vary based on factors including but not limited to the Insured’s Issue Age, sex, underwriting classification, underwriting amount, Policy Date and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the charges a particular Owner may pay. The net amount at risk is the difference between the Death Benefit and the Policy Value.
[3]	The maximum Cost of Insurance Charge assumes that the Insured has the following characteristic: Attained Age 120. The maximum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.
[4]	The minimum current Cost of Insurance Charge assumes that the Policy was issued with the Surrender of Policy Endorsement, is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Age 28, Premier Non-Tobacco underwriting classification. The minimum guaranteed maximum Cost of Insurance Charge assumes that the Policy was issued with the Surrender of Policy Endorsement, is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Age 18, Premier Non-Tobacco underwriting classification. The minimum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics. The minimum Cost of Insurance Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement. The vast majority of Policies are issued with the Surrender of Policy Endorsement.
[5]	The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions”). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. Generally, the cost of insurance rate will increase each Policy Year.
[6]	For Policies issued without the Surrender of Policy Endorsement, the current Monthly Mortality and Expense Risk Charge is 0.00% for all Policy Years. The vast majority of Policies are issued with the Surrender of Policy Endorsement.
[7]	The maximum Administrative Charge assumes that the Insured has the following characteristics: Issue Age 75, substandard underwriting classification.
[8]	The minimum Administrative Charge assumes that the Insured has the following characteristics: Issue Age 55, Guaranteed Issue underwriting classification.
[9]	Because this charge is based on cumulative premiums paid at any point during the first Policy Year, this charge will vary depending on the amount and timing of your premium payments during the first Policy Year.
[10]	The maximum Deferred Sales Charge assumes that the Insured has the following characteristics: Issue Age 25, Guaranteed Issue Tobacco underwriting classification.
[11]	The minimum Deferred Sales Charge assumes that the Insured has the following characteristics: Issue Age 75, Premier or Preferred Non-Tobacco underwriting classification.
[12]	This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets. The current Policy Debt Expense Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement. The vast majority of Policies are issued with the Surrender of Policy Endorsement.
[13]	The maximum Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 18, substandard underwriting classification.
[14]	The minimum Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 65, Guaranteed Issue underwriting classification.
[15]	The charges for the Payment of Selected Monthly Premium Upon Total Disability will vary based on the Insured’s Attained Age, underwriting classification, and “Selected Monthly Premium,” and may increase from year to year. Selected Monthly Premium is an amount the Owner selects subject to a maximum permitted amount. The charges shown in the table may not be representative of the charges a particular Owner may pay. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard rate. If selected, the Selected Monthly Premium Benefit provides, during the total disability of the Insured, for the payment of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the payment of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Optional Benefits” for more information about this benefit.) The monthly charge for this benefit is the greater of the selected monthly premium rate times the Selected Monthly Premium or the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.
[16]	The maximum Payment of Selected Monthly Premium Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Age 59, standard underwriting classification.
[17]	The minimum Payment of Selected Monthly Premium Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Ages 18-26, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.
[18]	This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.
[19]	The charges for the Payment of Specified Monthly Charges Upon Total Disability will vary based on the Insured’s Attained Age, underwriting classification, and “Specified Monthly Charges,” and may increase from year to year. Specified Monthly Charges are the Monthly Policy Charges (excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). The charges shown in the table may not be representative of the charges a particular Owner may pay. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard rate. If selected, the Specified Monthly Charges Benefit provides for the payment of Specified Monthly Charges that come due during the total disability of the Insured. (See “Optional Benefits” for more information about this benefit.) The monthly charge for this benefit is the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.
[20]	The maximum Payment of Specified Monthly Charges Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Age 59, standard underwriting classification.

[21]	The minimum Payment of Specified Monthly Charges Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Ages 18-21, standard underwriting classification.

The “Annual Portfolio Operating Expenses” section of the Prospectus is amended to read as follows:

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.38%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.21%	1.30%

Effective as of March 31, 2017, in the section titled, “The Funds – Northwestern Mutual Series Fund, Inc.”, the following is amended to read as follows:

Portfolio	Investment Objective	Sub-adviser
Emerging Markets Portfolio	Capital appreciation	Aberdeen Asset Managers Limited

The second paragraph of the “Charges and Deductions” section is hereby replaced in its entirety with the following:

We deduct a charge from each Premium Payment for the cost of a portion of our federal corporate income taxes attributable to policy acquisition expenses (Federal Deferred Acquisition Cost Charge). Due to a federal tax law change under the OBRA, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For Policies with a Policy Date after December 31, 2016 and for Policies with a Policy Date prior to January 1, 2017 that have passed their 2017 Policy Anniversary, we currently make a charge of 0.85% against each Premium Payment to compensate us for the additional corporate tax burden. For Policies with a Policy Date prior to January 1, 2017 that have not passed their 2017 Policy Anniversary, we currently make a charge of 1.00% against each Premium Payment paid prior to the Policy Anniversary in 2017, and 0.85% against subsequent Premium Payments. We believe that this charge does not exceed a reasonable estimate of an increase in our federal income taxes resulting from a change in the Internal Revenue Code relating to deferred acquisition costs. This charge may increase or decrease in the future to reflect changes in tax law.

The Monthly Policy Charges and Service Charges subsection of the “Charges and Deductions” section is hereby replaced in its entirety with the following:

SECTION 1 - Monthly Policy Charges and Service Charges applicable to Policies with a Policy Date after December 31, 2016 or Policies with a Policy Date prior to January 1, 2017 that have passed their 2017 Policy Anniversary.

For Policies with a Policy Date prior to January 1, 2017 that have not passed their 2017 Policy Anniversary, see Section 2 below. Section 1 Monthly Policy Charges and Service Charges will apply once a Policy passes its 2017 Policy Anniversary.

We deduct Monthly Policy Charges from Invested Assets on each Monthly Processing Date. The Monthly Policy Charges include the monthly Cost of Insurance Charge, the Monthly Mortality and Expense Risk Charge, the Monthly Administrative Charge, the Monthly Underwriting and Issue Charge, the Monthly Deferred Sales Charge, and, if applicable, the Monthly Policy Debt Expense Charge, the Monthly Death Benefit Guarantee Charge, and the monthly charge for optional benefits. These charges are described in the following paragraphs.

•

Monthly Cost of Insurance Charge. We determine the amount of the charge by multiplying the net amount at risk by the cost of insurance rate, which is based on factors including but not limited to the Issue Age, sex, and underwriting classification of the Insured, underwriting amount, Policy Date, the Policy Year, and the presence or absence of the Surrender of Policy Endorsement. The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. The net amount at risk will be affected by investment performance, the amount and timing of Premium Payments, and the charges and expenses for the Policy. The maximum Cost of Insurance rates are included in the Policy schedule pages. All things being equal, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and, for underwriting classifications other than guaranteed issue, men will pay higher rates than women. In addition, cost of insurance rates will generally increase each Policy Year. The Cost of Insurance Charge covers the cost of mortality and some expenses. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.

•	Monthly Mortality and Expense Risk Charge. The maximum amount of this charge is equal to an annual rate of 0.60% (0.05% monthly rate) of Invested Assets. Currently, for Policies with the Surrender of Policy Endorsement, the charge is equal to an annual rate of 0.00% (0.00000% monthly rate) of Invested Assets for all Policy Years. For Policies without the Surrender of Policy Endorsement, the current charge is also equal to an annual rate of 0.00% (0.00000% monthly rate) of Invested Assets for all Policy Years. The mortality risk is the risk that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.

•	Monthly Administrative Charge. This charge, which varies based on factors including but not limited to the Insured’s Issue Age and underwriting classification on the Date of Issue and Policy Year, is for administrative expenses, including costs of Premium Payment collection, processing claims, keeping records, and communicating with Owners. The current charge ranges from $8 to $26 per month.

•	Monthly Underwriting and Issue Charge. This charge applies only during the first ten Policy Years and is based on the Initial Specified Amount and the underwriting classification of the Insured on the Date of Issue. The monthly charge ranges from $0.004 (monthly) to $0.03 (monthly) per $1,000 of Initial Specified Amount.

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Monthly Policy Debt Expense Charge. This charge is deducted for the expenses and taxes associated with Policy Debt, if any. The maximum amount of the charge is equal to an annual rate of 2.0% (0.16667% monthly rate) of Policy Debt. Currently, the charge when the Insured is Attained Age 99 and below varies by Policy Date and whether your Policy has a Surrender Policy Endorsement (see “Surrender and Withdrawals—Surrender of Policy Endorsement” for more information). For Policies with a Policy Date on or after January 1, 2016 with the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.70% (0.05833% monthly rate) of Policy Debt for the first ten Policy Years, 0.60% (0.05% monthly rate) of Policy Debt for Policy Years 11-20, and 0.20% (0.01667% monthly rate) of Policy Debt for Policy Years 21 and beyond. For Policies with a Policy Date on or after January 1, 2016 without the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.64% (0.05333% monthly rate) of Policy Debt for the first ten Policy Years, and 0.54% (0.045% monthly rate) of Policy Debt for Policy Years 11-20, and 0.14% (0.01167% monthly rate) of Policy Debt for Policy Years 21 and beyond. For Policies with a Policy Date prior to January 1, 2016 with the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.45% (0.0375% monthly rate) of Policy Debt for the first ten Policy Years, and 0.35% (0.02917% monthly rate) of Policy Debt for Policy Years 11 and beyond. For Policies with a Policy Date prior to January 1, 2016 without the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.39% (0.0325% monthly rate) of Policy Debt for the first ten Policy Years, and 0.29% (0.02417% monthly rate) of Policy Debt for Policy Years 11 and beyond. The current charge for all Policies when the Insured is Attained Age 100 and above is 0.00% annually of Policy Debt. This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.

•	Monthly Deferred Sales Charge. This charge for sales expenses is deducted only during the first ten Policy Years, and is based on factors including but not limited to the Insured’s Issue Age and underwriting classification on the Date of Issue. During the first Policy Year, the charge on each Monthly Processing Date is a percent of cumulative premiums paid through that date (up to the Target Premium). The charge applied during Policy Years two through ten is based on the cumulative premiums paid in the first Policy Year (up to the Target Premium).

•	Monthly Death Benefit Guarantee Charge. This charge compensates us for the risk we have assumed by guaranteeing the Guaranteed Minimum Death Benefit. For a Policy that has a Death Benefit Guarantee, the maximum amount of the charge is $0.02 (monthly) per $1,000 of Guaranteed Minimum Death Benefit. Currently, the charge is $0.01 (monthly) per $1,000 of Guaranteed Minimum Death Benefit.

•	Waiver Benefit: Payment of Selected Monthly Premium Upon Total Disability and Waiver Benefit: Payment of Specified Monthly Charges Upon Total Disability. The charge for a Waiver Benefit is deducted if either of these optional benefits is selected. Charges for these optional benefits vary based on factors including but not limited to the Insured’s Attained Age and underwriting classification, and the amount of the benefit, and may increase from year to year. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard risk rate. The guaranteed maximum charge for the Payment of Selected Monthly Premium Upon Total Disability Benefit is the greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.15 (monthly) per $1.00 of Specified Monthly Charges. The guaranteed maximum charge for the Payment of Specified Monthly Charges Upon Total Disability Benefit is $0.15 (monthly) per $1.00 of Specified Monthly Charges.

SECTION 2 - Monthly Policy Charges and Service Charges applicable to Policies with a Policy Date prior to January 1, 2017 that have not passed their 2017 Policy Anniversary.

For Policies with a Policy Date after December 31, 2016 or Policies with a Policy Date prior to January 1, 2017 that have passed their 2017 Policy Anniversary, see Section 1 above. Section 1 Monthly Policy Charges and Service Charges will apply once a Policy passes its 2017 Policy Anniversary.

We deduct Monthly Policy Charges from Invested Assets on each Monthly Processing Date. The Monthly Policy Charges include the monthly Cost of Insurance Charge, the Monthly Mortality and Expense Risk Charge, the Monthly Administrative Charge, the Monthly Underwriting and Issue Charge, the Monthly Deferred Sales Charge, and, if applicable, the Monthly Policy Debt Expense Charge, the Monthly Death Benefit Guarantee Charge, and the monthly charge for optional benefits. These charges are described in the following paragraphs.

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Monthly Cost of Insurance Charge. We determine the amount of the charge by multiplying the net amount at risk by the cost of insurance rate, which is based on factors including but not limited to the Issue Age, sex, and underwriting classification of the Insured, underwriting amount, Policy Date, the Policy Year, and the presence or absence of the Surrender of Policy Endorsement. The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. The net amount at risk will be affected by investment performance, the amount and timing of Premium Payments, and the charges and expenses for the Policy. The maximum Cost of Insurance rates are included in the Policy schedule pages. All things being equal, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and, for underwriting classifications other than guaranteed issue, men will pay higher rates than women. In addition, cost of insurance rates will generally increase each Policy Year. The Cost of Insurance Charge covers the cost of mortality and some expenses. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.

•	Monthly Mortality and Expense Risk Charge. The maximum amount of this charge is equal to an annual rate of 0.60% (0.05% monthly rate) of Invested Assets. Currently, for Policies with the Surrender of Policy Endorsement, the charge is equal to an annual rate of 0.10% (0.00833% monthly rate) of Invested Assets for the first ten Policy Years, and 0.00% (0.00000% monthly rate) of Invested Assets for Policy Years 11 and beyond. For Policies without the Surrender of Policy Endorsement, the current charge is equal to an annual rate of 0.00% (0.00000% monthly rate) of Invested Assets for all Policy Years. The mortality risk is the risk that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.

•	Monthly Administrative Charge. This charge, which varies based on factors including but not limited to the Insured’s Issue Age and underwriting classification on the Date of Issue and Policy Year, is for administrative expenses, including costs of Premium Payment collection, processing claims, keeping records, and communicating with Owners. The current charge ranges from $7 to $25 per month.

•	Monthly Underwriting and Issue Charge. This charge applies only during the first ten Policy Years and is based on the Initial Specified Amount and the underwriting classification of the Insured on the Date of Issue. The monthly charge ranges from $0.004 (monthly) to $0.03 (monthly) per $1,000 of Initial Specified Amount.

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Monthly Policy Debt Expense Charge. This charge is deducted for the expenses and taxes associated with Policy Debt, if any. The maximum amount of the charge is equal to an annual rate of 2.0% (0.16667% monthly rate) of Policy Debt. Currently, the charge when the Insured is Attained Age 99 and below varies by Policy Date and whether your Policy has a Surrender Policy Endorsement (see “Surrender and Withdrawals—Surrender of Policy Endorsement” for more information). For Policies with a Policy Date on or after January 1, 2016 with the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.70% (0.05833% monthly rate) of Policy Debt for the first ten Policy Years, 0.60% (0.05% monthly rate) of Policy Debt for Policy Years 11-20, and 0.20% (0.01667% monthly rate) of Policy Debt for Policy Years 21 and beyond. For Policies with a Policy Date on or after January 1, 2016 without the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.64% (0.05333% monthly rate) of Policy Debt for the first ten Policy Years, and 0.54% (0.045% monthly rate) of Policy Debt for Policy Years 11-20, and 0.14% (0.01167% monthly rate) of Policy Debt for Policy Years 21 and beyond. For Policies with a Policy Date prior to January 1, 2016 with the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.45% (0.0375% monthly rate) of Policy Debt for the first ten Policy Years, and 0.35% (0.02917% monthly rate) of Policy Debt for Policy Years 11 and beyond. For Policies with a Policy Date prior to January 1, 2016 without the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.39% (0.0325% monthly rate) of Policy Debt for the first ten Policy Years, and 0.29% (0.02417% monthly rate) of Policy Debt for Policy Years 11 and beyond. The current charge for all Policies when the Insured is Attained Age 100 and above is 0.00% annually of Policy Debt. This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.

•	Monthly Deferred Sales Charge. This charge for sales expenses is deducted only during the first ten Policy Years, and is based on factors including but not limited to the Insured’s Issue Age and underwriting classification on the Date of Issue. During the first Policy Year, the charge on each Monthly Processing Date is a percent of cumulative premiums paid through that date (up to the Target Premium). The charge applied during Policy Years two through ten is based on the cumulative premiums paid in the first Policy Year (up to the Target Premium).

•	Monthly Death Benefit Guarantee Charge. This charge compensates us for the risk we have assumed by guaranteeing the Guaranteed Minimum Death Benefit. For a Policy that has a Death Benefit Guarantee, the maximum amount of the charge is $0.02 (monthly) per $1,000 of Guaranteed Minimum Death Benefit. Currently, the charge is $0.01 (monthly) per $1,000 of Guaranteed Minimum Death Benefit.

•	Waiver Benefit: Payment of Selected Monthly Premium Upon Total Disability and Waiver Benefit: Payment of Specified Monthly Charges Upon Total Disability. The charge for a Waiver Benefit is deducted if either of these optional benefits is selected. Charges for these optional benefits vary based on factors including but not limited to the Insured’s Attained Age and underwriting classification, and the amount of the benefit, and may increase from year to year. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard risk rate. The guaranteed maximum charge for the Payment of Selected Monthly Premium Upon Total Disability Benefit is the greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.15 (monthly) per $1.00 of Specified Monthly Charges. The guaranteed maximum charge for the Payment of Specified Monthly Charges Upon Total Disability Benefit is $0.15 (monthly) per $1.00 of Specified Monthly Charges.

We also charge certain transaction fees (also referred to as service charges) that are deducted from Invested Assets on the dates on which transactions take place. These charges are $25 per change if more than one change occurs in the Specified Amount in a Policy Year, $25 per withdrawal, $25 per transfer of assets among the Divisions of the Separate Account, and $25 per change of the Death Benefit option. Currently, we waive all of these charges.

You may have the option of receiving funds via wire transfer or priority mail. Currently, a fee of $25 is charged for wire transfers (up to $50 for international wires) and a $15 fee (up to $45 for next day, a.m. delivery) for priority mail. These fees are to cover our administrative costs or other expenses. We may discontinue the availability of these options at any time, with or without notice.

We will apportion deductions for the above charges from Invested Assets among the Divisions of the Separate Account in proportion to the amounts invested in the Divisions. If allowable under state law, you may elect to have monthly charges deducted from one Division. If a written request to have monthly charges deducted from one Division is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the change will be effective on that date. If the written request is not received on a Monthly Processing Date, or is received on or after the close of trading on a Monthly Processing Date, it will be effective on the next Monthly Processing Date. We reserve the right to determine which Divisions are available for this election. Currently, the Government Money Market Division is available for the election. If on a Monthly Processing Date the amount in the specified Division is not sufficient to pay the entire charge, the remaining charges will be deducted from each Division in proportion to the amounts invested in each Division. This election will remain in effect until we receive written instructions to the contrary. Pursuant to our administrative procedures, in some circumstances your Financial Representative may provide us with written instructions on your behalf regarding requests to have monthly charges deducted from one division.

All charges in this section expressed in dollars have been rounded to the nearest dollar, where appropriate. Amounts that would round to zero have been rounded to the nearest penny or less, as necessary.

The value of the net assets of each Division reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Division invests. For certain Portfolios, certain expenses were reimbursed or fees waived during 2015. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.21% to a maximum of 1.30%. For further information, consult the Portfolio’s prospectuses and the Annual Portfolio Operating Expenses table included in the Fee Table of this prospectus.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated December 13, 2016.